Discontinued operations (Details 2) - Discontinued operations [member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Statement [line items]
Interest income		$ 1
Property, plant and equipment depreciation charge	$ (48)	(99)
Right-of-use assets depreciation charge	(10)	(18)
Intangible assets amortization charge	(56)	(111)
Property, plant and equipment impairment charges	(1)	(2)
Intangible assets impairment charges	(1)	(13)
Property, plant and equipment impairment reversal	1	1
Additions to restructuring provisions	(11)	(16)
Equity-based compensation of Novartis equity plans	$ (18)	(36)
Reversal impairment loss recognised in profit or loss, right of use assets		0
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 0